UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21969
The Gabelli Global Deal Fund

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Global Deal Fund
First Quarter Report
March 31, 2009
To Our Shareholders,
     The Gabelli Global Deal Fund’s (the “Fund”) net asset value (“NAV”) total return was (2.0)% during the first quarter of 2009, compared to a gain of 0.1% for the 3 Month U.S. Treasury Bill Index. The total return for the Fund’s publicly traded shares was (4.2)% during the first quarter. On March 31, 2009, the Fund’s NAV per share was $15.67, while the price of the publicly traded shares closed at $12.39 on the New York Stock Exchange.
     Enclosed is the investment portfolio as of March 31, 2009.
Comparative Results
Average Annual Returns through March 31, 2009 (a)

				Since
				Inception
	Quarter	1 Year	2 Year	(01/31/07)
Gabelli Global Deal Fund
NAV Total Return (b)	(2.03)%	(5.22)%	(1.77)%	(1.33)%
Investment Total Return (c)	(4.23)	(14.56)	(12.43)	(12.41)
3 Month U.S. Treasury Bill Index	0.05	1.21	2.90	3.08
S&P 500 Index	(10.98)	(38.06)	(23.32)	(22.05)

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the re-balancing date. To qualify for selection, an issue must have settled on or before the re-balancing (month end) date. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested except for the 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI GLOBAL DEAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

Shares/		Market
Units		Value
	COMMON STOCKS — 24.8%
	Agriculture — 0.0%
1,000	Provimi SA	$11,532

	Automotive — 0.0%
40,000	Lear Corp.†	30,000

	Broadcasting — 0.0%
5,000	Cox Radio Inc., Cl. A†	20,500
3,000	Cumulus Media Inc., Cl. A†	3,030
6,000	Hearst-Argyle Television Inc.	24,960

		48,490

	Business Services — 1.1%
8,000	Acxiom Corp.	59,200
207,600	BPW Acquisition Corp.†	1,943,136
70,000	Clear Channel Outdoor Holdings Inc., Cl. A†	256,900
124,000	Diebold Inc.	2,647,400

		4,906,636

	Cable and Satellite — 0.0%
35,001	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	186,475

	Computer Hardware — 0.2%
60,000	SanDisk Corp.†	759,000

	Computer Software and Services — 0.4%
500	Affiliated Computer Services Inc., Cl. A†	23,945
2,000	i2 Technologies Inc.†	15,800
48,000	Mentor Graphics Corp.†	213,120
3,000	Sun Microsystems Inc.†	21,960
120,000	Yahoo! Inc.†	1,537,200

		1,812,025

	Consumer Products — 0.2%
45,000	Harman International Industries Inc.	608,850
15,000	Heelys Inc.	25,650

		634,500

	Diversified Industrial — 0.7%
510,000	Myers Industries Inc.	3,131,400

	Educational Services — 0.0%
4,000	Corinthian Colleges Inc.†	77,800

	Electronics — 0.4%
211,700	Alliance Semiconductor Corp.	39,164
97,000	Bel Fuse Inc., Cl. A	1,205,710
28,000	International Rectifier Corp.†	378,280
10,000	Zygo Corp.†	45,900

		1,669,054

	Energy and Utilities — 3.8%
165,000	Constellation Energy Group Inc.	3,408,900
280,000	Endesa SA	5,237,886
179,760	Great Plains Energy Inc.	2,421,367
90,000	NorthWestern Corp.	1,933,200
130,000	NRG Energy Inc.†	2,288,000
1,000	Origin Energy Ltd.	10,291
2,000	Petro-Canada	53,728
200,000	Pure Energy Resources Ltd.†	1,148,721
100,000	WesternZagros Resources Ltd.†	46,003

		16,548,096

	Entertainment — 0.6%
310,000	Take-Two Interactive Software Inc.	2,588,500

	Environmental Services — 0.3%
68,000	Republic Services Inc.	1,166,200

	Equipment and Supplies — 0.1%
10,000	The Middleby Corp.†	324,300

	Financial Services — 0.4%
150,000	SLM Corp.†	742,500
10,000	thinkorswim Group Inc.†	86,400
30,000	Wells Fargo & Co.	427,200
20,000	Willis Group Holdings Ltd.	439,993

		1,696,093

	Food and Beverage — 0.5%
15,000	Bull-Dog Sauce Co. Ltd.	31,823
79,600	China Huiyuan Juice Group Ltd.	50,735
95,000	Corn Products International Inc.	2,014,000
1,000	Reddy Ice Holdings Inc.	1,470

		2,098,028

	Health Care — 5.0%
25,000	ArthroCare Corp.†	122,500
3,000	Biogen Idec Inc.†	157,260
100	CPEX Pharmaceuticals Inc.†	731
20,000	Crucell NV, ADR†	394,200
500,000	CV Therapeutics Inc.†	9,940,000
2,000	Enzon Pharmaceuticals Inc.†	12,140
6,000	Fresenius Kabi Pharmaceuticals Holding Inc., CVR†	2,220
44,500	Indevus Pharmeceuticals Inc., Escrow† (a)	48,950
10,000	Life Technologies Corp.†	324,800
200,000	Schering-Plough Corp.	4,710,000
140,000	Wyeth	6,025,600

		21,738,401

	Hotels and Gaming — 0.1%
120,000	MGM Mirage†	279,600

	Materials — 0.0%
12,500	Intertape Polymer Group Inc.†	5,250

	Media — 1.0%
75,000	APN News & Media Ltd.	60,496
315,000	Cablevision Systems Corp., Cl. A	4,076,100

		4,136,596

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL DEAL FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Metals and Mining — 0.2%
21,000	Alpha Natural Resources Inc.†	$372,750
20,000	Forsys Metals Corp.†	63,452
24,000	Lonmin plc	490,028
8,000	Uranium One Inc.†	16,180
15,000	Xstrata plc	100,457

		1,042,867

	Publishing — 0.0%
136,000	SCMP Group Ltd.	17,547

	Restaurants — 0.0%
1,000	Landry’s Restaurants Inc.	5,220

	Retail — 0.0%
1,200	Genesco Inc.†	22,596

	Semiconductors — 0.0%
10,000	hi/fn inc.†	39,600

	Specialty Chemicals — 7.0%
68,012	Ashland Inc.	702,564
300	CF Industries Holdings Inc.	21,339
12,000	Ciba Holding AG, 2nd Line†	523,307
150,000	Ciba Holding AG†	6,404,287
320	Mitsubishi Chemical Holdings Corp.	1,086
100,000	NOVA Chemicals Corp.	576,000
280,000	Rohm and Haas Co.	22,075,200

		30,303,783

	Telecommunications — 2.8%
980,000	Asia Satellite Telecommunications Holdings Ltd.	1,024,179
120,000	BCE Inc.	2,388,000
960,000	Centennial Communications Corp.†	7,929,600
80,000	Portugal Telecom SGPS SA	619,661

		11,961,440

	TOTAL COMMON STOCKS	107,241,029

Principal		Market
Amount		Value
	CONVERTIBLE CORPORATE BONDS — 0.5%
	Hotels and Gaming — 0.4%
$2,000,000	International Game Technology, Cv., 2.600%, 12/15/36	$1,947,500

	Specialty Chemicals — 0.1%
1,350,000	Ferro Corp., Cv., 6.500%, 08/15/13	455,625

	TOTAL CONVERTIBLE CORPORATE BONDS	2,403,125

	CORPORATE BONDS — 0.1%
	Diversified Industrial — 0.0%
150,000	Park-Ohio Industries Inc., Sub. Deb., 8.375%, 11/15/14	57,750

	Energy and Utilities — 0.1%
600,000	Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP), 10.250%, 11/01/15	303,000

	TOTAL CORPORATE BONDS	360,750

	U.S. GOVERNMENT OBLIGATIONS — 74.6%
	U.S. Treasury Bills — 61.6%
266,739,000	U.S. Treasury Bills, 0.086% to 0.452%††, 04/02/09 to 10/01/09	266,596,228

	U.S. Treasury Cash Management Bills — 8.0%
34,646,000	U.S. Treasury Cash Management Bills, 0.122% to 0.223%††, 04/29/09 to 06/24/09	34,633,700

	U.S. Treasury Notes — 5.0%
21,405,000	4.500%, 04/30/09	21,461,561

	TOTAL U.S. GOVERNMENT OBLIGATIONS	322,691,489

TOTAL INVESTMENTS — 100.0% (Cost $478,839,179)		$432,696,393

	Aggregate book cost	$478,839,179

	Gross unrealized appreciation	$2,501,192
	Gross unrealized depreciation	(48,643,978)

	Net unrealized appreciation/(depreciation)	$(46,142,786)

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2009, the market value of the fair valued security amounted to $48,950 or 0.01% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVR	Contingent Value Right

STEP	Step coupon bond. The rate disclosed is that in effect at March 31, 2009.

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	96.1%	$415,941,469
Europe	3.2	13,970,053
Latin America	0.4	1,464,172
Asia/Pacific	0.3	1,287,790
Japan	0.0	32,909

Total Investments	100.0%	$432,696,393

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL DEAL FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

	Investments in	Other Financial Instruments
	Securities	(Unrealized
	(Market Value)	Appreciation)*
Valuation Inputs	Assets	Assets
Level 1 — Quoted Prices	$107,192,079	—
Level 2 — Other Significant Observable Inputs	325,455,364	$40,095
Level 3 — Significant Unobservable Inputs	48,950	—

Total	$432,696,393	$40,095

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/depreciation on the investment.

THE GABELLI GLOBAL DEAL FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

Investments in
Securities
(Market Value)
Balance as of 12/31/08	—
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	$48,950
Net purchase/(sales)	0
Transfers in and/or out of Level 3	—

Balance as of 03/31/09	$48,950

Net change in unrealized appreciation/(depreciation) during the period on Level 3 investments held at 03/31/09	$48,950

Statement of Financial Accounting Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” clarifies the financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. As of March 31, 2009, the Fund did not hold any significant investments in derivatives.
2. Swap Agreements. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make dividend payments.
The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.
Effective March 16, 2008, Bear, Stearns International Limited entered into a Guaranty Agreement with JPMorgan Chase & Co., whereby JPMorgan Chase & Co. unconditionally guaranteed the due and punctual payment of certain liabilities of Bear, Stearns International Limited, including the current liabilities of Bear, Stearns International Limited to the Fund. As of March 31, 2009, the Fund held contract for difference swaps with Bear, Stearns International Limited which are covered

THE GABELLI GLOBAL DEAL FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     by the JPMorgan Chase & Co. Guaranty Agreement as of the date of the report. Details of the swaps at March 31, 2009 are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Appreciation
	Market Value	Overnight LIBOR plus 75 bps plus
	Appreciation on:	Market Value Depreciation on:
$9,020 (100,000 Shares)	Gulf Keystone Petroleum Ltd.	Gulf Keystone Petroleum Ltd.	03/11/10	$7,110
612,414 (360,000 Shares)	Chloride Group plc	Chloride Group plc	03/11/10	32,660
4,163 (1,000 Shares)	J Sainsbury plc	J Sainsbury plc	03/11/10	325

				$40,095

3. Tax Information. Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended December 31, 2008, the Fund deferred capital losses of $31,504.

TRUSTEES AND OFFICERS
THE GABELLI GLOBAL DEAL FUND
One Corporate Center, Rye, NY 10580-1422

Trustees
Mario J. Gabelli, CFA
Chairman & Chief Executive Officer,
GAMCO Investors, Inc.
Anthony J. Colavita
Attorney-at-Law,
Anthony J. Colavita, P.C.
James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance Holdings Ltd.
Clarence A. Davis
Former Chief Executive Officer,
Nestor, Inc.
Mario d’Urso
Former Italian Senator
Arthur V. Ferrara
Former Chairman & Chief Executive Officer,
Guardian Life Insurance Company of America
Michael J. Melarkey
Attorney-at-Law,
Avansino, Melarkey, Knobel & Mulligan
Edward T. Tokar
Senior Managing Director,
Beacon Trust Company
Salvatore J. Zizza
Chairman, Zizza & Co., Ltd.

Officers
Bruce N. Alpert
President
Carter W. Austin
Vice President
Peter D. Goldstein
Chief Compliance Officer
Agnes Mullady
Treasurer & Secretary
David I. Schachter
Vice President

Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

Custodian
The Bank of New York Mellon

Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

Transfer Agent and Registrar
American Stock Transfer and Trust Company

Stock Exchange Listing

		8.50%
	Common	Preferred
NYSE-Symbol:	GDL	GDL PrA
Shares Outstanding:	21,211,510	1,920,242

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidating value.

THE GABELLI GLOBAL DEAL FUND One Corporate Center Rye, NY 10580-1422 (914) 921-5070 www.gabelli.com First Quarter Report March 31, 2009

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)The Gabelli Global Deal Fund
By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 5/29/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 5/29/09

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer
Date 5/29/09

*	Print the name and title of each signing officer under his or her signature.